Summary of Film Costs (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Motion picture productions:
Released	¥ 89,993	¥ 98,645
Completed and not released	4,498	37,720
In production and development	106,240	63,910
Television productions:
Released	78,510	56,461
In production and development	2,952	2,664
Broadcasting rights	69,223	48,798
Less: current portion of broadcasting rights included in inventories	(46,184)	(32,399)
Film costs	¥ 305,232	¥ 275,799